Basis of Presentation and General Information (Policies)	9 Months Ended
Sep. 30, 2025
Basis of Presentation and General Information [Abstract]
Basis of Presentation
The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles, or U.S. GAAP, for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These unaudited interim condensed consolidated financial statements have been prepared on the same basis and should be read in conjunction with the financial statements for the year ended December 31, 2024 included in the Company’s Annual Report on Form 20-F filed with the Securities and Exchange Commission on April 10, 2025 and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the nine-month period ended September 30, 2025 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2025.